NOTE 9 - RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTIONS - Founder Loan
	September 30,	December 31,
	2021	2020
	$500,915	$518,955
Effects of currency translation	(8,416)	—
Loan Payable	492,499	518,955
Less: settlement	(66,000)	(18,040)
	$426,499	$500,915

NOTE 9 - RELATED PARTY TRANSACTIONS - Shareholder Loans
	September 30,	December 31,
	2021	2020
	$51,772	$51,772
	245,234	245,234
Effects of currency translation	6,062	—
Loan Payable	303,068	297,006

Less: repayments	(303,068)	—
	$—	$297,006